MORTGAGE LOANS ON REAL ESTATE - Age Analysis of Loans by Property Type (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Allowance for credit losses	$ (60)	$ (41)
Commercial Mortgage Loans | Real Estate
Financing Receivable, Past Due [Line Items]
Total	6,022	5,929
Non-accrual	138	27
Allowance for credit losses	(60)	(41)
Total, net of allowance	$ 5,962	$ 5,888
Percentage	100.00%	100.00%
Commercial Mortgage Loans | Real Estate | Apartment
Financing Receivable, Past Due [Line Items]
Total	$ 1,266	$ 907
Non-accrual	50	0
Allowance for credit losses	$ (4)	$ (1)
Percentage	21.00%	15.00%
Commercial Mortgage Loans | Real Estate | Hotel
Financing Receivable, Past Due [Line Items]
Total	$ 1,012	$ 1,114
Non-accrual	13	0
Allowance for credit losses	$ (2)	$ (6)
Percentage	17.00%	19.00%
Commercial Mortgage Loans | Real Estate | Industrial
Financing Receivable, Past Due [Line Items]
Total	$ 1,083	$ 1,050
Non-accrual	0	0
Allowance for credit losses	$ (1)	$ (4)
Percentage	18.00%	18.00%
Commercial Mortgage Loans | Real Estate | Office
Financing Receivable, Past Due [Line Items]
Total	$ 990	$ 1,187
Non-accrual	36	27
Allowance for credit losses	$ (34)	$ (17)
Percentage	16.00%	20.00%
Commercial Mortgage Loans | Real Estate | Parking
Financing Receivable, Past Due [Line Items]
Total	$ 413	$ 420
Non-accrual	9	0
Allowance for credit losses	$ (3)	$ (6)
Percentage	7.00%	7.00%
Commercial Mortgage Loans | Real Estate | Retail
Financing Receivable, Past Due [Line Items]
Total	$ 832	$ 874
Non-accrual	4	0
Allowance for credit losses	$ (4)	$ (4)
Percentage	14.00%	15.00%
Commercial Mortgage Loans | Real Estate | Storage
Financing Receivable, Past Due [Line Items]
Total	$ 132	$ 120
Non-accrual	0	0
Allowance for credit losses	$ 0	$ (2)
Percentage	2.00%	2.00%
Commercial Mortgage Loans | Real Estate | Other
Financing Receivable, Past Due [Line Items]
Total	$ 294	$ 257
Non-accrual	26	0
Allowance for credit losses	$ (12)	$ (1)
Percentage	5.00%	4.00%
Commercial Mortgage Loans | Real Estate | Current
Financing Receivable, Past Due [Line Items]
Total	$ 5,884	$ 5,902
Commercial Mortgage Loans | Real Estate | Current | Apartment
Financing Receivable, Past Due [Line Items]
Total	1,216	907
Commercial Mortgage Loans | Real Estate | Current | Hotel
Financing Receivable, Past Due [Line Items]
Total	999	1,114
Commercial Mortgage Loans | Real Estate | Current | Industrial
Financing Receivable, Past Due [Line Items]
Total	1,083	1,050
Commercial Mortgage Loans | Real Estate | Current | Office
Financing Receivable, Past Due [Line Items]
Total	954	1,160
Commercial Mortgage Loans | Real Estate | Current | Parking
Financing Receivable, Past Due [Line Items]
Total	404	420
Commercial Mortgage Loans | Real Estate | Current | Retail
Financing Receivable, Past Due [Line Items]
Total	828	874
Commercial Mortgage Loans | Real Estate | Current | Storage
Financing Receivable, Past Due [Line Items]
Total	132	120
Commercial Mortgage Loans | Real Estate | Current | Other
Financing Receivable, Past Due [Line Items]
Total	$ 268	$ 257